Share Based Payments (Details) R$ in Thousands	12 Months Ended
	Jun. 30, 2026 BRL (R$)	Jun. 30, 2026 BRL (R$) $ / shares	Jun. 30, 2025 BRL (R$)
Share Based Payments [Line Items]
Percentage of shares issued	2.00%	2.00%
Depending on valid year	3 years
Provisions plan cost	R$ 4,300
Terminated plans remaining amount	1,976
Outstanding balance	R$ 2,324	R$ 2,324	R$ 1,216
Bottom of range [Member]
Share Based Payments [Line Items]
Fair value of benefit estimated value per share | $ / shares		R$ 13.34
Top of range [Member]
Share Based Payments [Line Items]
Fair value of benefit estimated value per share | $ / shares		R$ 15.94